UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Callahan, Leighton & Co., LLC
Address:  3555 Timmons Lane, Suite 600
          Houston, Texas 77027

Form 13F File Number: 028-12463

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      /s/ William R. Leighton
Title:     President
Phone:     (713)572-3366

Signature, Place, and Date of Signing:

/s/ William R. Leighton     Houston, Texas     04/16/2007

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:             78
Form 13F Information Table Value Total:        $145600
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                               FORM 13F INFORMATION TABLE
                                                                                    COLUMN
          COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5        6    COLUMN 7      COLUMN 8
------------------------------ ---------------- --------- -------- ---------------- ------- -------- ------------------
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
A T & T Corp                   COM              00206R102     1784   45250 SH       SOLE              42575      0    0
Adobe Systems Inc              COM              00724F101     1860   44596 SH       SOLE              42171      0    0
Akamai Technologies            COM              00971T101      669   13402 SH       SOLE              12527      0    0
Altria Group Inc.              COM              02209S103      486    5530 SH       SOLE               4030      0    0
America Movil Sa L Adr         COM              02364W105      703   14704 SH       SOLE              14179      0    0
Anadarko Petroleum Corp        COM              032511107     2010   46761 SH       SOLE              45761      0    0
Anheuser Busch Co Inc          COM              035229103     2551   50547 SH       SOLE              48062      0    0
Apache Corp                    COM              037411105     1506   21299 SH       SOLE              19785      0    0
Applied Materials Inc          COM              038222105      712   38875 SH       SOLE              37056      0    0
B C E Inc                      COM              05534B760     2570   90872 SH       SOLE              83743      0    0
B J Services Co                COM              055482103      665   23850 SH       SOLE              22650      0    0
Ball Corporation               COM              058498106     2287   49887 SH       SOLE              46212      0    0
Bard C R Incorporated          COM              067383109     1234   15515 SH       SOLE              14415      0    0
Barnes & Noble Inc             COM              067774109     1296   32855 SH       SOLE              29655      0    0
Berkshire Hathaway Cl B        COM              084670207     3735    1026 SH       SOLE                957      0    0
Bhp Billiton Ltd Adr           COM              088606108     2318   47845 SH       SOLE              43980      0    0
Bp Plc Adr                     COM              055622104      334    5162 SH       SOLE               4762      0    0
Brookfield Asset Mgmt Cl A     COM              112585104     2109   40354 SH       SOLE              36429      0    0
Bunge Limited                  COM              G16962105     3282   39916 SH       SOLE              38281      0    0
Burlingtn Nthn Santa Fe        COM              12189T104     4066   50557 SH       SOLE              47417      0    0
Capitol Bancorp Ltd            COM              14056D105      413   11210 SH       SOLE              11210      0    0
Carlisle Companies Inc         COM              142339100     2542   59220 SH       SOLE              56370      0    0
Caterpillar Inc                COM              149123101     3955   59008 SH       SOLE              55508      0    0
Cemex Sa Adr New               COM              151290889     1514   46214 SH       SOLE              42939      0    0
Chevron Corp                   COM              166764100      647    8745 SH       SOLE               5745      0    0
Cisco Systems Inc              COM              17275R102      946   37072 SH       SOLE              33672      0    0
Coca Cola Company              COM              191216100      226    4716 SH       SOLE                716      0    0
Conocophillips                 COM              20825C104      212    3095 SH       SOLE               3095      0    0
Constellation Energy Co        COM              210371100     2384   27420 SH       SOLE              24995      0    0
Coventry Health Care Inc       COM              222862104     2360   42104 SH       SOLE              38914      0    0
Danaher Corp Del               COM              235851102      235    3290 SH       SOLE               3290      0    0
Denbury Res Inc New            COM              247916208      280    9400 SH       SOLE               9400      0    0
Dentsply Intl Inc              COM              249030107     1864   56922 SH       SOLE              52397      0    0
Diageo Plc New Adr             COM              25243Q205      650    8032 SH       SOLE               7912      0    0
Disney Walt Hldg Co            COM              254687106     1457   42305 SH       SOLE              41030      0    0
Donaldson Company Inc          COM              257651109     1903   52715 SH       SOLE              50180      0    0
Exelon Corporation             COM              30161N101     3734   54338 SH       SOLE              50563      0    0
Exxon Mobil Corporation        COM              30231G102     4608   61076 SH       SOLE              56291      0    0
General Electric Company       COM              369604103     1881   53186 SH       SOLE              44336      0    0
Hansen Natural Corp            COM              411310105      311    8200 SH       SOLE               7550      0    0
Harris Corporation             COM              413875105     1313   25779 SH       SOLE              23529      0    0
Helix Energy Sol Gp Inc        COM              42330P107     1032   27675 SH       SOLE              26725      0    0
Intel Corp                     COM              458140100     1407   73551 SH       SOLE              67871      0    0
Intl Business Machines         COM              459200101     2201   23353 SH       SOLE              21803      0    0
Intl Rectifier Corp            COM              460254105      808   21135 SH       SOLE              19260      0    0
J. P. Morgan Chase & Co.       COM              46625H100     2818   58244 SH       SOLE              55344      0    0
Johnson & Johnson              COM              478160104     3385   56175 SH       SOLE              52460      0    0
Kimberly-Clark Corp            COM              494368103     2508   36612 SH       SOLE              35062      0    0
Lehman Bros Holding Inc        COM              524908100     2049   29242 SH       SOLE              27492      0    0
Lowes Companies Inc            COM              548661107     3355  106549 SH       SOLE              99249      0    0
Medtronic Inc                  COM              585055106     2389   48703 SH       SOLE              46948      0    0
Microchip Technology Inc       COM              595017104      938   26411 SH       SOLE              25586      0    0
Microsoft Corp                 COM              594918104     1958   70260 SH       SOLE              66055      0    0
Nordstrom Inc                  COM              655664100     2206   41678 SH       SOLE              38568      0    0
Northern TRUST Corp            COM              665859104     2122   35282 SH       SOLE              32582      0    0
Oracle Corporation             COM              68389X105      980   54034 SH       SOLE              48934      0    0
Peabody Energy Corp            COM              704549104     3053   75881 SH       SOLE              71331      0    0
Pepsico Incorporated           COM              713448108     3216   50596 SH       SOLE              48996      0    0
Pfizer Incorporated            COM              717081103     2870  113599 SH       SOLE             105099      0    0
Pharmaceutical Prod Dev        COM              717124101     1158   34366 SH       SOLE              32866      0    0
Pnm Resources Inc              COM              69349H107     1265   39162 SH       SOLE              37562      0    0
Polaris Industries Inc         COM              731068102     1461   30450 SH       SOLE              28250      0    0
Procter & Gamble Co            COM              742718109     2361   37380 SH       SOLE              31830      0    0
Qualcomm Inc                   COM              747525103      237    5565 SH       SOLE               5565      0    0
Scana Corporation New          COM              80589M102     2359   54645 SH       SOLE              50270      0    0
Seaboard Corp                  COM              811543107      470     208 SH       SOLE                208      0    0
Starwood Htls & Rsts New       COM              85590A401      586    9030 SH       SOLE               8455      0    0
Synovus Financial Corp         COM              87161C105     2749   85000 SH       SOLE              77250      0    0
Sysco Corporation              COM              871829107     1932   57102 SH       SOLE              54544      0    0
Target Corporation             COM              87612E106     3592   60617 SH       SOLE              56477      0    0
Transocean Offshore Newf       COM              G90078109     1355   16583 SH       SOLE              16183      0    0
United Technologies Corp       COM              913017109     3589   55211 SH       SOLE              51831      0    0
Valero Energy Corp New         COM              91913Y100     2207   34220 SH       SOLE              32620      0    0
Varian Medical Systems         COM              92220P105     1703   35720 SH       SOLE              33490      0    0
Washington Mutual Inc          COM              939322103     1302   32234 SH       SOLE              30549      0    0
Weingarten Rlty Invs Sbi       COM              948741103     4062   85401 SH       SOLE              80646      0    0
Wells Fargo & Co New           COM              949746101     3780  109802 SH       SOLE             103027      0    0
West Pharm Srvc Inc            COM              955306105      526   11335 SH       SOLE               9685      0    0